Financial risk management objectives and policies - Schedule Of Exchange Rates Applied During Period In respect of currencies (Detail) - Currency risk [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 mo
EGP
Disclosure Of Significant Exchange Rates Applied During Period IN Respect Of Currencies [Line Items]
Spot rate	15.76	15.78	16.09
Average rate	15.74	15.86	16.85
KES
Disclosure Of Significant Exchange Rates Applied During Period IN Respect Of Currencies [Line Items]
Spot rate	113.24	109.27	101.44
Average rate	109.75	106.57	102.11
PKR
Disclosure Of Significant Exchange Rates Applied During Period IN Respect Of Currencies [Line Items]
Spot rate	177.97	159.83	154.85
Average rate	163.08	161.90	149.90
EUR
Disclosure Of Significant Exchange Rates Applied During Period IN Respect Of Currencies [Line Items]
Spot rate	1.14
Average rate	1.13